Deferred Credits (Disclosure of deferred credits) (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	$ 406	$ 425
IRU prepayments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	387	400
Equipment revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	17	23
Deposit on future fibre sale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	$ 2	$ 2